Stock-Based Compensation - Summary of the restricted stock awards (Detail) - ColdQuanta Inc dba Infleqtion [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock Based Compensation [Line Items]
RSAs Outstanding, Beginning Blance	3,192,020	2,657,090	9,034,090
RSAs Outstanding, Granted		3,278,290
RSAs Outstanding, Vested	1,035,250	2,743,360	6,377,000
RSAs Outstanding, Ending Blance	2,156,770	3,192,020	2,657,090
Weighted Average Grant Date Fair Value, Beginning Blance	$ 0.31	$ 0.09	$ 0.09
Weighted Average Grant Date Fair Value, Granted		0.31
Weighted Average Grant Date Fair Value, Vested	0.31	0.1	0.09
Weighted Average Grant Date Fair Value, Ending Blance	$ 0.31	$ 0.31	$ 0.09